RELATED PARTY TRANSACTIONS - Operations with related parties, guarantees granted (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subsidiary | GTL Trade Finance Inc. | 10-year Bond
Guarantees granted
Original Amount	R$ 1,744,000
Carrying Amount		R$ 2,577,296
Debt instrument term		10 years
Subsidiary | GTL Trade Finance Inc. | 30-year Bond
Guarantees granted
Original Amount	1,118,000
Carrying Amount	R$ 1,654,000	R$ 1,629,550
Debt instrument term	30 years	30 years
Subsidiary | Armacero-Matco S.A., Salomon Sack S.A. | Financing Agreements
Guarantees granted
Original Amount	R$ 214,793
Carrying Amount	226,700
Subsidiary | Gerdau Holding Inc. | 10-year Bond
Guarantees granted
Original Amount	2,188,125
Carrying Amount	R$ 1,711,649	R$ 1,801,389
Debt instrument term	10 years	10 years
Subsidiary | Gerdau Trade Inc. | 10-year Bond, Maturing Jan/21
Guarantees granted
Original Amount	R$ 2,117,750
Carrying Amount	R$ 1,570,546	R$ 3,345,222
Debt instrument term	10 years	10 years
Subsidiary | Gerdau Trade Inc. | 10-year Bond, Maturing Apr/23
Guarantees granted
Original Amount	R$ 1,501,275
Carrying Amount	R$ 1,792,291	R$ 1,832,625
Debt instrument term	10 years	10 years
Subsidiary | GTL Trade Finance Inc., Gerdau Holdings Inc. | 10-year Bond
Guarantees granted
Original Amount	R$ 2,606,346
Carrying Amount	R$ 3,031,974	R$ 2,987,154
Debt instrument term	10 years	10 years
Subsidiary | Sipar Aceros S.A. | Financing Agreements
Guarantees granted
Original Amount	R$ 436,959
Carrying Amount	85,920	R$ 434,706
Subsidiary | Gerdau Steel India Ltd. | Financing Agreements, Maturity Sep/18 - Feb/19
Guarantees granted
Original Amount	98,359
Carrying Amount	287,690	354,585
Subsidiary | Gerdau Steel India Ltd. | Financing Agreements, Undetermined Maturity
Guarantees granted
Carrying Amount		55,130
Subsidiary | Comercial Gerdau Bolivia | Financing Agreements
Guarantees granted
Carrying Amount		13,036
Subsidiary | Gerdau Acominas S.A. | Financing Agreements
Guarantees granted
Original Amount	2,960,203
Carrying Amount	2,158,271	2,627,205
Subsidiary | Gerdau Ameristeel US. Inc. | 25-year Bond
Guarantees granted
Original Amount	103,596
Carrying Amount	R$ 168,708	R$ 166,214
Debt instrument term	25 years	25 years
Subsidiary | Gerdau Ameristeel US. Inc. | 30-year Bond
Guarantees granted
Original Amount	R$ 46,460
Carrying Amount	R$ 76,084	R$ 74,959
Debt instrument term	30 years	30 years
Subsidiary | Gerdau Acos Longos S.A. | Financing Agreements, Maturity Oct/24 - Dec/30
Guarantees granted
Original Amount	R$ 556,247
Carrying Amount	282,534	R$ 318,784
Subsidiary | Gerdau Acos Longos S.A. | Financing Agreements, Maturity Dec/18
Guarantees granted
Original Amount	7,007
Carrying Amount	7,007	304,194
Subsidiary | Siderurgica Zuliana C.A. | Financing Agreements
Guarantees granted
Original Amount	50,010
Carrying Amount	33,080	65,182
Subsidiary | Gerdau Acos Especiais S.A. | Financing Agreements
Guarantees granted
Original Amount	70,000
Carrying Amount		63,000
Joint-venture | Diaco S.A. | Financing Agreements
Guarantees granted
Original Amount	137,700
Carrying Amount	128,019	397,238
Joint-venture | Gerdau Corsa S.A.P.I de C.V. | Financing Agreements
Guarantees granted
Original Amount	1,973,313
Carrying Amount	1,797,856	2,061,260
Joint-venture | Gerdau Summit Aos Fundidos e Forjados S.A. | Financing Agreements
Guarantees granted
Original Amount	130,164
Carrying Amount	6,550
Subsidiary and Joint-venture | Financing Agreements
Guarantees granted
Carrying Amount	R$ 178,200	R$ 635,525